Condensed Statements of Operations (Unaudited) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Income Statement [Abstract]
Gain on sale of business	$ 3,473	$ 3,473